Segment Information (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue, Major Customer [Line Items]
Miles of gathering pipelines	849
Horsepower of compression equipment	259,000
Barnett Shale [Member]
Revenue, Major Customer [Line Items]
Revenue percentages, significant customer concentration	47.00%	64.00%	93.00%
Fayetteville Shale And Marcellus [Member]
Revenue, Major Customer [Line Items]
Revenue percentages, significant customer concentration	11.00%